Income taxes	12 Months Ended
Nov. 30, 2024
Major components of tax expense (income) [abstract]
Income taxes
20.	Income taxes
The following table presents the components of the current and deferred tax expenses (recovery).

	2024	2023	2022

Current tax expense	$1,947	$450	$443

Deferred tax expense (recovery)

Origination and reversal of temporary differences	$(2,708)	$(5,972)	$(11,705)

Change in unrecognized deductible temporary differences	2,766	5,943	11,705

Total deferred tax expense (recovery)	$58	$(29)	$-

Total current and deferred tax expense	$2,005	$421	$443

Reconciliation between effective and applicable tax amounts.

	2024	2023	2022

Income taxes at domestic tax statutory rate	$(1,670)	$(6,237)	$(12,400)

Change in unrecognized deductible temporary differences	2,766	5,943	11,705

Impact of differences in statutory tax rates	36	(130)	102

Non-deductible expenses and other	873	845	1,036

Total income tax expense	$2,005	$421	$443

The applicable statutory tax rate was 26.5% in 2024, 2023 and 2022. The Company’s applicable tax rate is the Canadian combined rates applicable in the jurisdictions in which the Company operates.
The Company benefits from non-refundable federal tax credits on eligible research and development expenses and expects to use those tax credits to reduce its federal income taxes payable. As such, the Company has recorded non-refundable tax credits of $1,488 in fiscal 2024 against research and development expenses ($nil – 2023, $nil - 2022), sufficient to offset expected fiscal 2024 Canadian federal income tax payable. The non-refundable federal tax credits were previously unrecorded.
Total refundable and non-refundable research and developments tax credits recorded against research and development expenses for fiscal 2024 were $178 and $1,488 ($539 and $nil – 2023, $316 and $nil – 2022) respectively.

The Company also benefits from net operating losses carried forward and expects to use those tax attributes to reduce provincial income taxes payable. Net operating losses carried forward include, amongst other elements, share issue costs incurred in prior years. Accordingly, the Company has recorded a tax credit of $78 in equity relating to share issue costs included in the net operating losses ($nil – 2023, $nil - 2022).
Unrecognized deferred tax assets
As at November 30, 2024 and 2023, the amounts and expiry dates of Canadian tax attributes for which no deferred tax asset was recognized were as follows:

		2024		2023

	Federal	Provincial	Federal	Provincial

Research and development expenses, without time limitation	$89,597	$107,289	$87,151	$105,549

Losses carried forward 2027	5,343	5,336	5,512	5,504
2028	32,729	14,511	33,761	16,258
2029	13,907	10,883	14,345	12,124
2030	8,166	8,163	8,423	8,420
2031	16,816	10,276	17,346	15,397
2032	11,393	10,461	11,752	10,791
2033	8,186	8,109	8,444	8,365
2034	7,497	7,431	7,733	7,665
2037	6,690	6,610	6,901	6,818
2038	1,952	1,878	2,013	1,938
2039	1,286	1,249	1,326	1,289
2040	7,021	6,997	7,242	7,218
2041	18,566	18,495	19,152	19,078
2042	28,155	28,003	29,042	28,885
2043	16,224	16,001	19,298	19,284

Other temporary differences, without time limitation

Excess of tax value of property and equipment over carrying value	1,435	1,420	435	420

Excess of tax value of intellectual property and patent fees over carrying value	10,334	10,331	10,660	10,656

Available deductions and other	80,465	38,047	73,522	32,536

Given the Company’s past losses, management does not believe that it is probable that the Company can realize its deferred tax assets and, therefore, no amount has been recognized in the consolidated statements of financial position. The generation of future taxable profit is dependent on the successful commercialization of the Company’s products and technologies.
In addition to the above attributes, as at November 30, 2024, the Company had available $8,808 (2023 – $8,816) of losses carried forward in Ireland without expiry dates for which no deferred tax assets were recognized. As at November 30, 2024, deferred tax liabilities had not been recognized for taxable temporary differences arising from investments in a subsidiary because the Company controls the decisions affecting the realization of such liabilities and it is probable that the temporary differences will not reverse in the foreseeable future
.